Other Equity Matters - Preferred Shares (Details) - USD ($) $ in Thousands	Jan. 31, 2026	Feb. 28, 2025	Jan. 31, 2020	Nov. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2026	Aug. 31, 2021
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference, Value							$ 1,055,000
Preferred Stock, Liquidation Preference Per Share							42,200,000
A
Class of Stock [Line Items]
Dividend Rate						8.50%
Preferred Stock, Liquidation Preference, Value						$ 86,250
Preferred Stock, Liquidation Preference Per Share						3,450,000
B
Class of Stock [Line Items]
Dividend Rate					8.00%
Preferred Stock, Liquidation Preference, Value					$ 143,750
Preferred Stock, Liquidation Preference Per Share					5,750,000
C
Class of Stock [Line Items]
Dividend Rate				7.375%
Preferred Stock, Liquidation Preference, Value				$ 175,000
Preferred Stock, Liquidation Preference Per Share				7,000,000
D
Class of Stock [Line Items]
Dividend Rate			6.875%
Preferred Stock, Liquidation Preference, Value			$ 150,000
Preferred Stock, Liquidation Preference Per Share			6,000,000
E
Class of Stock [Line Items]
Dividend Rate			5.75%
Preferred Stock, Liquidation Preference, Value								$ 175,000
Preferred Stock, Liquidation Preference Per Share								7,000,000
F
Class of Stock [Line Items]
Dividend Rate		7.625%
Preferred Stock, Liquidation Preference, Value		$ 150,000
Preferred Stock, Liquidation Preference Per Share		6,000,000
G
Class of Stock [Line Items]
Dividend Rate	7.50%
Preferred Stock, Liquidation Preference, Value	$ 175,000
Preferred Stock, Liquidation Preference Per Share	7,000,000